Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2015
Registrant Name	dei_EntityRegistrantName	BPV Family of Funds
CIK	dei_EntityCentralIndexKey	0001526407
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Nov. 30, 2015
Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2015
Prospectus Date	rr_ProspectusDate	Nov. 30, 2015
BPV High Quality Short Duration Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	BPV High Quality Short Duration Income Fund (the “Fund”) seeks to provide current income and,
Secondary objectives	rr_ObjectiveSecondaryTextBlock	secondarily, capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 01, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until January 1, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy, Narrative	rr_StrategyNarrativeTextBlock

In seeking to achieve its investment objective, the Fund generally focuses on risk efficiency by seeking to purchase securities that deliver higher levels of return per unit of risk. The Fund invests primarily in agency mortgage-backed securities and other U.S. government and agency securities with a duration of less than 4 years (although individual securities may fall outside of this range), and will target an average duration of approximately 2 years. The duration of the debt securities in which the Fund invests will directly impact the level of interest rate risk experienced by the Fund. For more information, please see the description of interest rate risk and duration risk below. The Fund may also invest in other sectors of the fixed income market when they appear to offer more attractive yields and/or lower volatility than other sectors. Under normal circumstances, the Fund expects to invest at least 80% of its net assets, including the amount of any borrowings for investments purposes, in high quality fixed income securities. The Fund considers high quality fixed income securities to be those that are (i) rated AAA or Aaa by a nationally recognized statistical rating organization or, if unrated, considered to be of comparable quality by the Adviser; or (ii) issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises, including securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans or other mortgage-related securities.

Agency Mortgage Backed Securities (“Agency MBS”). Mortgage backed securities are groups of mortgages that have been packaged together and sold as securities. Agency MBS are issued by government-sponsored entities such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To select Agency MBS for its portfolio, the Fund will use a value-driven securities selection process that seeks to identify securities that offer attractive cash flows. The Fund’s process will also utilize quantitative stress testing and qualitative reviews to seek to identify the potential for prepayment risks presented by individual securities.

Other U.S. Government and Agency Securities. The Fund may invest in U.S. treasuries (e.g., Treasury bills, notes or bonds) and other agency securities (e.g., agency debentures) in order to manage the Fund’s overall risk profile or for investment purposes. The Fund will generally increase its focus on these types of securities when the Agency MBS market appears riskier or less attractive, as determined by the Fund’s value-driven Agency MBS securities selection process.

The number of securities held in the portfolio and the holding period for such securities is expected to vary according to market supply and demand. With respect to credit quality, the Fund will invest in investment grade securities or unrated securities considered to be of comparable quality by the Adviser. Active and frequent trading may occur and there may also be periods of time where there is little or no trading in the Fund’s portfolio. In addition, the Fund may from time-to-time hold elevated levels of cash. The fixed income investments the Fund buys may pay fixed or variable rates of interest.

Ability to Employ Multi Manager Structure

The Fund is authorized and may in the future determine to utilize a “Multi-Manager” approach whereby the Fund’s assets may be allocated to one or more sub-advisers (“Sub-Advisers”), in percentages determined at the discretion of the Adviser, in order to seek to achieve the Fund’s investment objective. The Adviser and the Trust have received an exemptive order from the Securities and Exchange Commission (“SEC”) that allows them to engage Sub-Advisers, to enter into subadvisory agreements with those Sub-Advisers, and to amend materially any existing subadvisory agreements with Sub-Advisers, upon the approval of the Board of Trustees and without shareholder approval. The initial shareholder of the Fund approved the Fund’s operation in this manner and the reliance by the Fund on this exemptive order.

Each Sub-Adviser would act independently from the others and utilize its own distinct investment style in selecting securities. However, each Sub-Adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions. The Adviser would remain the primary provider of investment advisory services to the Fund and would be responsible for the oversight of the Sub-Advisers and for monitoring each Sub-Adviser’s adherence to its strategy and performance. The Adviser would also be responsible for making recommendations to the Board regarding the Sub-Advisers’ hiring, termination and replacement. The multi-manager structure is generally designed to provide investors access to a number of different investment styles. Fund assets not allocated to Sub-Advisers may be managed by the Adviser.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following risks:

Management Style. The net asset value (“NAV”) of the Fund’s Shares changes daily based on the performance of the securities in which it invests. Different types of securities tend to shift into and out of favor with fixed income market investors depending on market and economic conditions. There is no guarantee that the Adviser’s judgments about the attractiveness or value of, or potential income from, particular investments will be correct or produce the desired results. If the Adviser fails to accurately judge potential investments, the Fund’s share price may be adversely affected.

Market Risk. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods and services and general equity market conditions. In a declining market, the values of all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when values generally rise and periods when they generally decline.

Income Risk. The income that shareholders receive from the Fund is based primarily on the interest the Fund earns from the its investments, which can vary widely over the short and long-term. If prevailing market interest rates drop, distribution rates of the Fund’s bond holdings could drop as well. The Fund’s income also would likely be affected adversely when prevailing short-term interest rates increase.

Mortgage-Backed Securities Risks. Mortgage-backed securities are subject to the general fixed income risks described below. However, they are also subject to prepayment risk and extension risk, meaning that if interest rates fall or if an increase in interest rates is expected, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments and if interest rates do rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. Mortgage-backed securities may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, particularly in declining general economic conditions when concern regarding mortgagees’ ability to pay (e.g., the ability of homeowners or commercial mortgagees to make payments on the underlying loan pools) rises. In addition, mortgage-backed securities are subject to risks of the effects of possible legislation in the area of residential mortgages, and other loans that may collateralize these securities, any of which may create uncertainty or have other negative effects on the value of these investments.

There are two methods of trading mortgage-backed securities. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with a to-be-announced (“TBA”) transaction, which settles on a delayed delivery basis. As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed security transaction, the Fund and the seller may agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBAs are, in essence, a type of forward contract, targeting control of large positions with minimal cash outlay. Thus, investments in TBAs may give rise to a form of leverage, which may cause the Fund to be more volatile than if the Fund had not been leveraged. TBAs also increase the Fund’s exposure to market risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Fixed Income Risks. Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk, yield curve risk, prepayment risk and liquidity risk. These risks could affect the value of investments of the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Credit Risk. The value of the Fund’s fixed income investments is dependent on the creditworthiness of their issuers. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions may have an adverse effect on the value of the investment and may cause an issuer to fail to pay principal and interest when due.

• Interest Rate Risk. The value of the Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally, when interest rates rise, the value of the Fund’s fixed income investments is expected to decline. This risk may be heightened in the current environment as interest rates are likely to experience increased volatility as a result of the conclusion of the US government’s quantitative easing program and the likelihood of a general rise in interest rates. Generally, the market price of debt securities with longer durations or fixed rates of return will fluctuate more in response to changes in interest rates than the market price of shorter-term securities or variable rate debt securities, respectively.

• Duration Risk. Duration risk is the risk that longer-duration debt securities will be more volatile and more likely to decline in price in a rising interest rate environment than shorter-duration debt securities. For example, if market interest rates increase by 1%, the price of a bond with a duration of two years will decrease by about 2% while the price of a bond with a duration of five years will decrease by about 5%.

• Yield Curve Risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Fund. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable fixed income investments with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a fixed income investment will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term fixed income investment prices decrease relative to short-term fixed income investment prices.

• Prepayment risk. This is the risk that the issuers of fixed income investments owned by the Fund will prepay them at a time when interest rates have declined. Because interest rates have declined, the Fund may have to reinvest the proceeds in fixed income investments with lower interest rates, which can reduce the Fund’s returns.

• Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market). Liquidity risk may be further increased to the extent that dealers that have typically played market-making roles with respect to fixed income securities have a reduced capacity to fulfill that role, for example as a result of a decrease in proprietary trading in such securities or as a result of increased regulatory capital requirements.

U.S. Government Securities Risk. Obligations issued or guaranteed by the U.S. government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of the securities will increase and, in fact, the market values of such obligations may fluctuate. In addition, not all U.S. government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Illiquid Securities Risks. The Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

Sector/Industry Risk. To the extent the Fund is concentrated in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting utilities and companies in these sectors. As concentration of the Fund’s investments in a sector increases, so does the potential for fluctuation in the NAV of the Fund. The Fund defines a “sector” as a grouping of companies by concept that is more broad than grouping by industry or group of industries (e.g., financial services sector instead of banking or insurance industries).

Multi-Manager Structure Risk. To the extent that the Fund employs the Multi-Manager Structure, the Fund’s performance depends on the ability of the Adviser in selecting, overseeing, and allocating Fund assets to the Sub-Advisers. The Sub-Advisers’ investment styles may not always be complementary. Sub-Advisers make investment decisions independently of one another, and may make decisions that conflict with each other. For example, it is possible that a Sub-Adviser may purchase an investment for the Fund at the same time that another Sub-Adviser sells the same investment, resulting in higher expenses without accomplishing any net investment result; or that several Sub-Advisers purchase the same investment at the same time, without aggregating their transactions, resulting in higher expenses. Moreover, the Multi-Manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Sub-Advisers may underperform the market generally or underperform other investment managers that could have been selected for the Fund.

The Adviser and the Fund have received an exemptive order from the SEC that permits the Adviser to engage Sub-Advisers, to enter into subadvisory agreements with those Sub-Advisers, and to materially amend any existing subadvisory agreement with Sub-Advisers, upon the approval of the Board of Trustees and without shareholder approval.

Tax Risk. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the U.S. tax code, future changes in tax laws and regulations, including changes as a result of the “sunset” provisions that currently apply to the favorable tax treatment of tax-advantaged dividends. There can be no assurance that any portion of the Fund’s income distributions will not be fully taxable as ordinary income. The Fund’s ability to pursue its investment objective, the value of the Fund’s investments and the Fund’s NAV may be adversely affected by changes in tax rates and policies.

Value Style Risk. The Fund will invest in securities that the Adviser believes are undervalued or mispriced as a result of recent economic events, such as market dislocations, an inability of other investors to evaluate risk and forced selling. If the Adviser’s perception of the value of a security is incorrect, the Fund may decrease in value.

Variable Rate Risk. Variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Risks Related to Portfolio Turnover. As a result of its trading strategy, the Fund may sell portfolio securities without regard to the length of time they have been held and expects to have a higher portfolio turnover rate than other registered investment companies. The Fund expects that its turnover rate will be approximately 100%. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. See “Federal Income Taxes”.

New Fund Risk. The Fund was formed in 2015, and investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at www.bpvfunds.com or by calling the Fund at 855-784-2399.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	855-784-2399
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.bpvfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
BPV High Quality Short Duration Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPVSX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.79%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[1],[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[1],[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 61
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 331
BPV High Quality Short Duration Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPASX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.82%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[1],[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[1],[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 237
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 562
BPV High Quality Short Duration Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPCSX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.60%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.81%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[1],[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[1],[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 182
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 583

[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 0.60%. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Fund is able to make the payment without exceeding the 0.60% expense limitation. The current contractual agreement cannot be terminated prior to January 1, 2017 without the Board of Trustees' approval.
[3]	In the case of investments at or above the $500,000 breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase.
[4]	A 0.60% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 12 months of purchase.